UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2007 – AUGUST 31, 2007 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG

August 31, 2007

Systematic Value Fund

Systematic Mid Cap Value Fund

Managers AMG Funds

Systematic Value Fund and Systematic Mid Cap Value Fund

Semi-Annual Report – August 31, 2007 (unaudited)

TABLE OF CONTENTS	Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Systematic Value Fund	5
Systematic Mid Cap Value Fund	8

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	12
Funds’ balance sheets, net asset value (NAV) per share computation and cumulative undistributed amounts

Statements of Operations	13
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	14
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	15

Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	19

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	24

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

Financial markets have been increasingly unsettled during the past six months, particularly in July and August. While the economy continued to grow, a liquidity crisis initiated by spreading weakness in sub-prime mortgage loans increased uncertainty about its sustainability. Bonds of all credit quality became unusually volatile, and credit spreads, having recently been extremely slim, widened dramatically, raising the cost of capital for many borrowers. Naturally the equity markets followed suit and became more volatile as a rising cost of capital pressured corporate profitability, penalized leverage, and hindered merger and acquisition activity.

As has been well documented in the financial press, the continued weakness in residential housing prices, combined with gradually rising interest rates, has put severe stress on low credit-quality (sub-prime) borrowers. Rising defaults pushed several mortgage lenders and leveraged sub-prime mortgage investors toward bankruptcy and catalyzed a swift and broad flight from various forms of investment risk over the past few months. These revelations began creating serious liquidity problems in the credit markets late in the second quarter and have been the root of uncertainty and market volatility ever since. A rapid and at times indiscriminate flight from risk created unusual patterns of volatility within the bond market. Among the most volatile interest rates were short-term Treasury yields, which vacillated between 2.9% and 4.9% as investors raced to safety, causing dislocation in prices. Credit spreads widened significantly throughout July, as Moody’s and S&P downgraded hundreds of securities, and price moves forced leveraged investors to raise cash any way they could. Since then, prices for credits have recovered, as investors have had time to evaluate underlying fundamentals and adjust their portfolios in a more rational manner.

After rallying strongly off of a February trough, the stock market followed the lead of the credit markets by sharply trading down during the liquidity crisis in July, then recovering somewhat in late August. Here, too, there were interesting anomalies in the indiscriminate flight from risk. Not surprisingly, small- and mid-cap stocks reacted more during the price declines, and significantly underperformed large-cap stocks during the period. Interestingly however, growth indices, which would normally react poorly to a rise in interest rates or a liquidity squeeze, significantly outperformed value indices during the period. This was mainly due to two reasons. One, since value indices had outperformed growth indices for an extended period of time, a typical “reversion to the mean” took place. Two, the quick reduction of leverage from the markets in general forced many quantitatively based hedge fund managers to reverse their trades in a very quick fashion. As it turned out, many of these investors used similar value biased models to guide their purchase and sale decisions. The result was that the same stocks were literally getting dumped not for investment reasons, but only for the need for liquidity. Stocks began to recover in late August, as a result of an infusion of liquidity by the Federal Reserve, increasing visibility about where the risks were residing, and in anticipation of a Fed Funds Rate reduction.

Despite their steadfast value orientation, both of the funds presented in this report produced positive results during the six-month period, in excess of both value biased and broad stock indices. Consistent with the intention of Systematic Financial Management’s (“SFM’s”) investment process, the vast majority of both funds’ outperformance was generated by way of effective security selection across portfolios with roughly similar sector and capitalization allocations as their primary benchmarks. The most significant sector deviation is a notable underweight in the financials sector, where SFM’s investment and risk management disciplines prevent it from concentrating too much of the portfolios in a single sector. This has been beneficial in the long run and especially so this past six months as financials sector stocks fared poorly in the liquidity crisis. More prominently, the portfolios’ holdings within the financials sector as well as the vast majority of sectors across the market, performed better on average than the stocks within the indices’ respective sectors. In short, SFM has been executing exactly as intended.

We believe the extent and duration of this recent liquidity squeeze will be the key to the direction of the financial markets over the remainder of the year and into 2008. At this writing, the financial markets seem to be reaching equilibrium, as volatility has been decreasing and visibility to where the specific credit and liquidity risks reside is increasing. Hence, we continue to believe that investors should maintain their portfolios with allocations near their long-run targets, rebalance if necessary and take full advantage of opportunities to participate in the growth of the global economy.

One of our foremost goals at Managers Investment Group is to structure and manage mutual funds that will help our shareholders and clients become more successful in reaching their investment goals and objectives. Each of our Funds is geared to provide you with exposure to a specific asset class or segment of the

Letter to Shareholders (continued)

market. Investors tend to use our Funds as part of their overall asset allocation in order to structure a well-diversified portfolio intended to meet individual needs. Most of our Funds, like the Managers AMG Systematic Value and Mid-Cap Value Funds, are therefore designed to be building blocks.

The following report contains details for both of these Funds and covers the six-month period ending August 31, 2007. Should you have any questions about this report, or if you’d like to receive a Prospectus and additional information, including fees and expenses, for this or any of the other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersinvest.com. As always, please read the Prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in The Managers Funds.

Sincerely,

John Streur	Thomas G. Hoffman, CFA
Senior Managing Partner	Executive Vice President
Managers Investment Group LLC	Chief Investment Officer
Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended August 31, 2007	Beginning Account Value 3/1/2007	Ending Account Value 8/31/2007	Expenses Paid During the Period*
Systematic Value Fund
Class A
Actual	$1,000	$1,058	$5.95
Hypothetical (5% return before expenses)	$1,000	$1,019	$5.84
Class C
Actual	$1,000	$1,053	$9.81
Hypothetical (5% return before expenses)	$1,000	$1,016	$9.63
Institutional Class
Actual	$1,000	$1,058	$4.66
Hypothetical (5% return before expenses)	$1,000	$1,021	$4.57
Systematic Mid Cap Value Fund
Class A
Projected	$1,000	$1,076	$6.47
Hypothetical (5% return before expenses)	$1,000	$1,019	$6.29
Class C
Projected	$1,000	$1,072	$10.37
Hypothetical (5% return before expenses)	$1,000	$1,015	$10.08
Institutional Class
Projected	$1,000	$1,077	$5.17
Hypothetical (5% return before expenses)	$1,000	$1,020	$5.03

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Managers AMG Funds Performance

All periods ended August 31, 2007 (unaudited)

Average Annual Total Returns [1]		Six Months	One Year	Five Years	Since Inception	Inception Date
Systematic Value Fund [2]
Institutional Class		5.84%	16.04%	15.16%	11.33%	4/1/2002
Class A	No Load	5.77%	15.79%	—	13.18%	2/28/2006
Class A	With Load	(0.31)%	9.14%	—	8.84%	2/28/2006
Class C	No Load	5.31%	14.84%	—	12.37%	2/28/2006
Class C	With Load	4.31%	13.84%	—	12.37%	2/28/2006
Russell 1000® Value Index		2.76%	12.85%	14.54%	9.73%	4/1/2002

Average Annual Total Returns [1]		Six Months	Since Inception	Inception Date
Systematic Mid Cap Value Fund [2]
Institutional Class		7.68%	12.20%	12/21/2006
Class A	No Load	7.59%	12.00%	12/21/2006
Class A	With Load	1.36%	5.56%	12/21/2006
Class C	No Load	7.21%	11.50%	12/21/2006
Class C	With Load	6.21%	10.50%	12/21/2006
Russell Midcap® Value Index		(1.34)%	2.64%	12/21/2006

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

The Fund share classes differ with regard to sales charges and Fund expenses. In choosing a Fund and class(es), investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money.

The Russell 1000® Value Index is a market-capitalization weighted index of 1,000 large-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index reflects no deduction for fees, expenses, or taxes. The Russell Midcap® Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000® Index, based on market capitalization. The Russell Midcap® Value Index measures the performance of those stocks of the Russell Midcap Index with lower price-to-book ratios and lower relative forecasted growth rates. Although it is used as a benchmark, the performance of the Russell Midcap® Value Index does not reflect the effect of any fees or expenses. The Russell 1000® Value Index and the Russell Midcap® Value Index is a trademark of the Frank Russell Company. Frank Russell® is a trademark of the Frank Russell Company.

Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Returns for less than one year are not annualized.

Systematic Value Fund

Fund Snapshots

August 31, 2007 (unaudited)

Portfolio Breakdown

Industry	Systematic Value**	Russell 1000 Value Index
Financials	29.1%	32.7%
Energy	12.2%	13.8%
Industrials	9.0%	10.3%
Consumer Discretionary	7.6%	7.8%
Health Care	7.3%	7.0%
Telecommunication Services	7.1%	6.6%
Materials	7.0%	4.0%
Consumer Staples	6.2%	7.8%
Information Technology	5.6%	4.0%
Utilities	5.6%	6.0%
Other Assets and Liabilities	3.3%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Exxon Mobil Corp.*	4.7%
Bank of America Corp.*	3.9
Citigroup, Inc.*	3.3
AT&T, Inc.*	3.1
JPMorgan Chase & Co.*	2.6
American Electric Power Co., Inc.	2.3
Celanese Corp.	2.2
CIGNA Corp.*	2.0
Verizon Communications, Inc.	2.0
Freeport McMoRan Copper & Gold, Inc., Class B	1.9

Top Ten as a Group	28.0%

*	Top Ten Holding at February 28, 2007

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Systematic Value Fund

Schedule of Portfolio Investments

August 31, 2007 (unaudited)

	Shares		Value
Common Stocks - 96.7%
Consumer Discretionary - 7.6%
Big Lots, Inc.*	12,600		$375,102
DIRECTV Group, Inc., The*	18,500		431,605
Ford Motor Co.*	48,200	[2]	376,442
GameStop Corp.*	9,200		461,288
J.C. Penney Co., Inc.	10,000		687,600
Jack in the Box, Inc.*	9,600	[2]	597,312
Magna International, Inc.*	6,600	[2]	590,370
McDonald’s Corp.	12,200		600,850
Phillips-Van Heusen Corp.	9,900		576,477
Snap-On, Inc.	14,600		715,108
Walt Disney Co., The	22,900		769,440
Total Consumer Discretionary			6,181,594
Consumer Staples - 6.2%
Altria Group, Inc.	22,100	[2]	1,533,961
H.J. Heinz Co.	15,300		689,877
Loews Corp. - Carolina Group	10,100	[2]	768,812
Molson Coors Brewing Co.	8,800	[2]	787,248
Pepsi Bottling Group, Inc.	13,700		473,883
Procter & Gamble Co.	12,500		816,375
Total Consumer Staples			5,070,156
Energy - 12.2%
Anadarko Petroleum Corp.	12,900		631,842
ChevronTexaco Corp.	15,900		1,395,384
ConocoPhillips Co.	8,000		655,120
Exxon Mobil Corp.	44,900		3,849,277
Frontier Oil Corp.	21,600		886,248
Marathon Oil Corp.	22,100		1,190,969
Tesoro Corp.	9,800	[2]	483,434
Valero Energy Corp.	13,000		890,630
Total Energy			9,982,904
Financials - 29.1%
American International Group, Inc.	13,900		917,400
Ameriprise Financial, Inc.	15,800		963,958
AON Corp.	21,900		948,708
Bank of America Corp.	62,500		3,167,500
Bank of New York Mellon Corp.	28,100		1,136,083
Citigroup, Inc.	56,800		2,662,784
Hartford Financial Services Group, Inc.	10,400		924,664
Health Care REIT, Inc.	24,900	[2]	993,510
Jefferies Group, Inc.	17,500	[2]	451,850
Jones Lang LaSalle, Inc.	3,900		435,552
JPMorgan Chase & Co.	48,500		2,159,220
Lincoln National Corp.	16,000		974,080
Merrill Lynch & Co., Inc.	16,800		1,238,160
Morgan Stanley Co.	9,700		604,989
New York Community Bancorp, Inc.	41,500	[2]	734,135
PMI Group, Inc.	15,600		494,208
ProLogis	16,400	[2]	986,624
Prudential Financial, Inc.	11,900		1,068,382
Raymond James Financial, Inc.	16,200	[2]	531,198
Travelers Companies, Inc., The	20,800		1,051,232
UnumProvident Corp.	30,700	[2]	751,229
Wachovia Corp.	12,200	[2]	597,556
Total Financials			23,793,022
Health Care - 7.3%
Bristol-Myers Squibb Co.	13,700		399,355
CIGNA Corp.	31,800		1,643,424
Eli Lilly & Co.	14,900		854,515
Invitrogen Corp.*	8,600	[2]	669,940
Medco Health Solutions, Inc.*	7,400		632,330
Merck & Co., Inc.	27,000		1,354,590
Thermo Fisher Scientific, Inc.*	7,300		395,879
Total Health Care			5,950,033
Industrials - 9.0%
CNH Global N.V.	14,800	[2]	754,948
Cooper Industries, Ltd., Class A	17,500	[2]	895,475
Cummins, Inc.	5,500		651,310
General Cable Corp.*	6,100	[2]	354,898
General Electric Co.	26,200		1,018,394
Goodrich Corp.	13,400	[2]	846,344
Spirit Aerosystems Holdings, Inc., Class A*	15,100		539,825
SPX Corp.	7,000		630,350
Terex Corp.*	6,100		487,268
UAL Corp.*	14,100	[2]	669,327
United Technologies Corp.	7,100		529,873
Total Industrials			7,378,012
Information Technology - 5.6%
Hewlett-Packard Co.	23,600		1,164,660
International Business Machines Corp.	6,100		711,809
KLA-Tencor Corp.	9,900	[2]	568,953
Micron Technology, Inc.*	46,700	[2]	534,715
NCR Corp.*	9,700		482,769
Sandisk Corp.*	14,600	[2]	818,476
Sun Microsystems, Inc.*	62,800		336,608
Total Information Technology			4,617,990
Materials - 7.0%
Allegheny Technologies, Inc.	5,200		516,828
Ball Corp.	7,700	[2]	403,326

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Materials - 7.0% (continued)
Carpenter Technology Corp.	3,000		$350,520
Celanese Corp.	50,000		1,796,000
CF Industries Holdings, Inc.	7,000		443,310
Cytec Industries, Inc.	9,200	[2]	610,880
Freeport McMoRan Copper & Gold, Inc.,
Class B	18,100		1,582,302
Total Materials			5,703,166
Telecommunication Services - 7.1%
America Movil, S.A. de C.V.	12,700		767,842
AT&T, Inc.	63,600		2,535,732
Rogers Communications, Inc.	18,800		851,264
Verizon Communications, Inc.	38,700		1,620,756
Total Telecommunication Services			5,775,594
Utilities - 5.6%
American Electric Power Co., Inc.	42,000		1,868,160
Edison International	26,900	[2]	1,417,899
Northeast Utilities	45,200	[2]	1,249,780
Total Utilities			4,535,839
Total Common Stocks (cost $ 71,711,061)			78,988,310
Other Investment Companies - 18.5%[1]
Bank of New York Institutional Cash Reserves Fund, 5.41%[3]	13,550,067		13,550,067
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.25%	1,538,682		1,538,682
Total Other Investment Companies (cost $ 15,088,749)			15,088,749
Total Investments - 115.2% (cost $ 86,799,810)			94,077,059
Other Assets, less Liabilities - (15.2)%			(12,419,926)
Net Assets - 100%			$81,657,133

The accompanying notes are an integral part of these financial statements.

Systematic Mid Cap Value Fund

Fund Snapshots

August 31, 2007 (unaudited)

Portfolio Breakdown

Industry	Systematic Mid Cap Value**	Russell Midcap Value Index
Financials	24.8%	31.2%
Industrials	14.3%	10.2%
Consumer Discretionary	12.2%	13.6%
Utilities	9.8%	12.9%
Consumer Staples	7.7%	7.0%
Information Technology	7.5%	7.7%
Materials	6.5%	6.6%
Energy	4.1%	6.2%
Health Care	4.0%	2.4%
Telecommunication Services	3.4%	2.2%
Other Assets and Liabilities	5.7%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
American Electric Power Co., Inc.*	2.6%
Realty Income Corp.	2.6
Ameriprise Financial, Inc.	2.4
Health Care REIT, Inc.	2.3
Northern Trust Corp.	2.3
Frontier Oil Corp.	2.2
Celanese Corp.	2.2
CNH Global N.V.	2.2
Northeast Utilities	2.1
New York Community Bancorp, Inc.	2.1

Top Ten as a Group	23.0%

*	Top Ten Holding at February 28, 2007

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments

August 31, 2007 (unaudited)

	Shares		Value
Common Stocks - 94.3%
Consumer Discretionary - 12.2%
American Axle & Manufacturing Holdings, Inc.	3,100		$72,292
Big Lots, Inc.*	1,075		32,003
GameStop Corp.*	600		30,084
J.C. Penney Co., Inc.	1,100		75,636
Jack in the Box, Inc.*	2,025		125,995
Phillips-Van Heusen Corp.	1,825		106,270
Priceline.com, Inc.*	1,325		109,948
Snap-On, Inc.	2,275		111,430
Sotheby’s	2,200		95,216
Tupperware Corp.	300		9,237
Total Consumer Discretionary			768,111
Consumer Staples - 7.7%
H.J. Heinz Co.	2,375		107,089
Loews Corp. - Carolina Group	1,675		127,500
Longs Drug Stores Corp.	1,775		93,596
Molson Coors Brewing Co.	1,050		93,933
Pepsi Bottling Group, Inc.	1,850		63,992
Total Consumer Staples			486,110
Energy - 4.1%
Frontier Oil Corp.	3,400		139,502
Oil States International, Inc.*	1,475		62,245
Williams Co., Inc.	1,900		58,900
Total Energy			260,647
Financials - 24.8%
Alleghany Corp.*	175	[2]	72,100
Ameriprise Financial, Inc.	2,450		149,474
AON Corp.	2,575		111,549
Diamondrock Hospitality Co.	5,350		96,032
Health Care REIT, Inc.	3,700	[2]	147,630
Jones Lang LaSalle, Inc.	500		55,840
Lincoln National Corp.	1,500		91,320
Mid-America Apartment Communities, Inc.	500		24,796
Nationwide Financial Services, Inc.	500		26,760
New York Community Bancorp, Inc.	7,375		130,464
Northern Trust Corp.	2,400		147,504
PMI Group, Inc.	1,775		56,232
Realty Income Corp.	6,100		164,700
UnumProvident Corp.	4,750		116,232
Webster Financial Corp.	1,825		77,490
Zenith National Insurance Corp.	2,275		98,075
Total Financials			1,566,198
Health Care - 4.0%
Chemed Corp.	575		35,673
CIGNA Corp.	900		46,512
Dentsply International, Inc.	3,000		118,139
McKesson Corp.	950		54,350
Total Health Care			254,674
Industrials - 14.3%
CNH Global N.V.	2,675		136,452
Cooper Industries, Ltd., Class A	2,325		118,970
Covanta Holding Corp.*	3,000		67,770
Cummins, Inc.	850		100,657
Dryships, Inc.	1,500		107,040
General Cable Corp.*	1,550	[2]	90,179
Goodrich Corp.	1,125		71,055
GrafTech International Ltd.*	3,575		60,024
Harsco Corp.	1,500		83,475
Spirit Aerosystems Holdings, Inc., Class A*	1,850		66,138
Total Industrials			901,760
Information Technology - 7.5%
Arris Group, Inc.*	4,800		72,864
ASE Test Ltd.*	4,000		47,060
Electronics for Imaging, Inc.*	4,225		110,188
Mettler Toledo International, Inc.*	850		80,164
NCR Corp.*	1,525		75,899
Sandisk Corp.*	1,600	[2]	89,696
Total Information Technology			475,871
Materials - 6.5%
Ball Corp.	1,975		103,450
Celanese Corp.	3,800		136,496
Haynes International, Inc.*	1,150		96,060
Terra Industries, Inc.*	2,850	[2]	74,014
Total Materials			410,020
Telecommunication Services - 3.4%
NTELOS Holdings Corp.	4,850		129,883
Rogers Communications, Inc.	1,850		83,768
Total Telecommunication Services			213,651
Utilities - 9.8%
AGL Resources, Inc.	2,300		91,333
American Electric Power Co., Inc.	3,750		166,800
Edison International	2,100		110,691

The accompanying notes are an integral part of these financial statements.

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 9.8% (continued)
Northeast Utilities	4,750	$131,338
NSTAR	3,600	117,972
Total Utilities		618,134
Total Common Stocks (cost $ 5,830,805)		5,955,176
Other Investment Companies - 10.8%[1]
Bank of New York Institutional Cash Reserves Fund, 5.41%[3]	482,145	482,145
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.25%	201,026	201,026
Total Other Investment Companies (cost $ 683,171)		683,171
Total Investments - 105.1% (cost $ 6,513,976)		6,638,347
Other Assets, less Liabilities - (5.1)%		(324,702)
Net Assets - 100%		$6,313,645

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds - Systematic Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2007, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value	$86,815,439	$9,270,401	($2,008,781)	$7,261,620
Systematic Mid Cap Value	6,514,625	299,675	(175,953)	123,722

*	Non-income-producing security.

[1]	Yield shown for an investment company represents its August 31, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2007, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value	$13,366,545	16.4%
Systematic Mid Cap Value	481,855	7.6%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or signifi-cantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Assets and Liabilities

August 31, 2007 (unaudited)

	Systematic Value	Systematic Mid Cap Value
Assets:
Investments at value* (including securities on loan valued at $13,366,545 and $481,855, respectively)	$94,077,059	$6,638,347
Cash	121,769	15,220
Receivable for investments sold	1,419,286	135,112
Receivable for Fund shares sold	136,024	32,008
Receivable from Advisor	—	34,991
Dividends and other receivables	118,763	8,613
Prepaid expenses	23,230	9,100

Total assets	95,896,131	6,873,391

Liabilities:
Payable for investments purchased	563,843	39,638
Payable for Fund shares repurchased	5,000	5,540
Payable upon return of securities loaned	13,550,067	482,145
Accrued expenses:
Investment advisory and management fees	41,384	—
Other	78,704	32,423

Total liabilities	14,238,998	559,746

Net Assets	$81,657,133	$6,313,645

Net Assets Represent:
Paid-in capital	$67,943,359	$6,039,249
Undistributed net investment income	475,099	21,782
Accumulated net realized gain from investments	5,961,426	128,243
Net unrealized appreciation of investments	7,277,249	124,371

Net Assets	$81,657,133	$6,313,645

Class A Shares - Net Assets	$50,644,248	$1,101,990
Shares outstanding	3,947,284	98,383

Net asset value, offering and redemption price per share	$12.83	$11.20

Public offering price per share based on a maximum sales charge of 5.75%	$13.61	$11.88
Class C Shares - Net Assets	$2,150,046	$170,775
Shares outstanding	169,391	15,315

Net asset value, offering and redemption price per share	$12.69	$11.15

Institutional Class Shares - Net Assets	$28,862,839	$5,040,880
Shares outstanding	2,241,858	449,250

Net asset value, offering and redemption price per share	$12.87	$11.22

* Investments at cost	$86,799,810	$6,513,976

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Operations

For the six months ended August 31, 2007 (unaudited)

	Systematic Value	Systematic Mid Cap Value
Investment Income:
Dividend income	$769,981	$41,268
Foreign withholding tax	(814)	(112)
Securities lending fees	2,697	122

Total investment income	771,864	41,278

Expenses:
Investment advisory and management fees	287,688	16,946
Distribution fees - Class A shares	62,240	490
Distribution fees - Class C shares	7,766	588
Custodian	24,886	23,526
Transfer agent	30,054	4,533
Registration fees	15,386	19,200
Reports to shareholders	13,259	3,243
Professional fees	20,105	14,032
Trustees fees and expenses	1,524	264
Miscellaneous	5,476	1,026

Total expenses before offsets	468,384	83,848

Expense reimbursement	(28,000)	(60,374)
Expense reductions	(5,126)	(205)

Net expenses	435,258	23,269

Net investment income	336,606	18,009

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,278,633	126,284
Net unrealized appreciation of investments	628,275	63,081

Net realized and unrealized gain	3,906,908	189,365

Net increase in net assets resulting from operations	$4,243,514	$207,374

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Changes in Net Assets

	Systematic Value		Systematic Mid Cap Value
	For the six months ended August 31, 2007	For the fiscal year ended February 28, 2007	For the six months ended August 31, 2007	For the fiscal year ended February 28, 2007*
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets From Operations:
Net investment income	$336,606	$675,201	$18,009	$3,773
Net realized gain on investments	3,278,633	3,076,448	126,284	1,959
Net unrealized appreciation of investments	628,275	4,556,820	63,081	61,289

Net increase in net assets resulting from operations	4,243,514	8,308,469	207,374	67,021

Distributions to Shareholders:
From net investment income	—	(571,555)	—	—
From net realized gain on investments	—	(1,025,710)	—	—

Total distributions to shareholders	—	(1,597,265)	—	—

From Capital Share Transactions:
Proceeds from sale of shares	10,200,065	57,377,664	4,331,123	1,826,967
Reinvestment of dividends and distributions	—	1,579,822	—	—
Cost of shares repurchased	(8,181,515)	(10,536,026)	(98,730)	(20,110)

Net increase from capital share transactions	2,018,550	48,421,460	4,232,393	1,806,857

Total increase in net assets	6,262,064	55,132,664	4,439,767	1,873,878

Net Assets:
Beginning of period	75,395,069	20,262,405	1,873,878	—

End of period	$81,657,133	$75,395,069	$6,313,645	$1,873,878

End of period undistributed net investment income	$475,099	$138,493	$21,782	$3,773

*	Commencement of operations was December 21, 2006.

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A	For the six months ended August 31, 2007	For the fiscal year ended February 28, 2007*
	(unaudited)
Net Asset Value, Beginning of Period	$12.13	$10.88

Income from Investment Operations:
Net investment income	0.05	0.10
Net realized and unrealized gain on investments	0.65	1.41

Total from investment operations	0.70	1.51

Less Distributions to Shareholders from:
Net investment income	—	(0.09)
Net realized gain on investments	—	(0.17)

Total distributions to shareholders	—	(0.26)

Net Asset Value, End of Period	$12.83	$12.13

Total Return [1]	5.77%[2]	13.90%

Ratio of net expenses to average net assets	1.14%[3]	1.15%
Ratio of net investment income to average net assets [1]	0.74%[3]	0.98%
Portfolio turnover	59%[2]	111%
Net assets at end of period (000’s omitted)	$50,644	$45,961

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.22%[3]	1.29%
Ratio of net investment income to average net assets	0.66%[3]	0.84%

Class C	For the six months ended August 31, 2007	For the fiscal year ended February 28, 2007*
	(unaudited)
Net Asset Value, Beginning of Period	$12.05	$10.88

Income from Investment Operations:
Net investment income	0.02	0.05
Net realized and unrealized gain on investments	0.62	1.38

Total from investment operations	0.64	1.43

Less Distributions to Shareholders from:
Net investment income	—	(0.09)
Net realized gain on investments	—	(0.17)

Total distributions to shareholders	—	(0.26)

Net Asset Value, End of Period	$12.69	$12.05

Total Return [1]	5.31%[2]	13.16%

Ratio of net expenses to average net assets	1.89%[3]	1.90%
Ratio of net investment income to average net assets [1]	0.03%[3]	0.36%
Portfolio turnover	59%[2]	111%
Net assets at end of period (000’s omitted)	$2,150	$1,023

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	1.97%[3]	2.06%
Ratio of net investment income (loss) to average net assets	(0.06)%[3]	0.20%

Systematic Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class Shares	For the six months ended August 31, 2007	For the fiscal year ended February 28,
		2007	2006	2005	2004	2003**
	(unaudited)
Net Asset Value, Beginning of Period	$12.16	$10.88	$10.59	$11.16	$8.09	$10.00
Income from Investment Operations:
Net investment income	0.07	0.13	0.11	0.12	0.08	0.03
Net realized and unrealized gain (loss) on investments	0.64	1.41	1.13	1.29	3.46	(1.92)

Total from investment operations	0.71	1.54	1.24	1.41	3.54	(1.89)

Less Distributions to Shareholders from:
Net investment income	—	(0.09)	(0.11)	(0.12)	(0.07)	(0.02)
Net realized gain on investments	—	(0.17)	(0.84)	(1.86)	(0.40)	—

Total distributions to shareholders	—	(0.26)	(0.95)	(1.98)	(0.47)	(0.02)

Net Asset Value, End of Period	$12.87	$12.16	$10.88	$10.59	$11.16	$8.09

Total Return [1]	5.84%[2]	14.18%	12.02%	13.11%	44.07%	(18.91)%[2]

Ratio of net expenses to average net assets	0.89%[3]	0.90%	0.90%	0.90%	0.90%	0.90%[3]
Ratio of net investment income to average net assets [1]	0.99%[3]	1.20%	1.04%	1.06%	0.95%	0.86%[3]
Portfolio turnover	59%[2]	111%	112%	154%	132%	119%[2]
Net assets at end of period (000’s omitted)	$28,863	$28,411	$20,259	$15,048	$14,433	$7,707

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	0.97%[3]	1.05%	1.08%	1.29%	1.35%	2.20%[3]
Ratio of net investment income (loss) to average net assets	0.91%[3]	1.05%	0.86%	0.67%	0.50%	(0.44)%[3]

*	Class A and Class C shares commenced operations at the close of business February 28, 2006. (See Notes to Financial Statements.)

**	Commencement of operations was April 1, 2002.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)

[2]	Not annualized.

[3]	Annualized.

[4]

Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A	For the six months ended August 31, 2007	For the fiscal year ended February 28, 2007*
	(unaudited)
Net Asset Value, Beginning of Period	$10.41	$10.00

Income from Investment Operations:
Net investment income	0.03	0.01
Net realized and unrealized gain on investments	0.76	0.40

Total from investment operations	0.79	0.41

Net Asset Value, End of Period	$11.20	$10.41

Total Return [1]	7.59%[2]	4.10%[2]

Ratio of net expenses to average net assets	1.23%[3]	1.24%[3]
Ratio of net investment income to average net assets [1]	0.71%[3]	0.89%[3]
Portfolio turnover	73%[2]	26	% [2]
Net assets at end of period (000’s omitted)	$1,102	$19

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	3.45%[3]	17.08%[3]
Ratio of net investment loss to average net assets	(1.51)%[3]	(14.95)%[3]

Class C	For the six months ended August 31, 2007	For the fiscal year ended February 28, 2007*
	(unaudited)
Net Asset Value, Beginning of Period	$10.40	$10.00

Income from Investment Operations:
Net investment income	(0.00)[5]	0.00	[5]
Net realized and unrealized gain on investments	0.75	0.40

Total from investment operations	0.75	0.40

Net Asset Value, End of Period	$11.15	$10.40

Total Return [1]	7.21%[2]	4.00%[2]

Ratio of net expenses to average net assets	1.98%[3]	1.99%[3]
Ratio of net investment income (loss) to average net assets [1]	(0.08)%[3]	0.42%[3]
Portfolio turnover	73%[2]	26%[2]
Net assets at end of period (000’s omitted)	$171	$5

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	4.65%[3]	18.06%[3]
Ratio of net investment loss to average net assets	(2.75)%[3]	(15.65)%[3]

Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class Shares	For the six months ended August 31, 2007	For the fiscal year ended February 28, 2007*
	(unaudited)
Net Asset Value, Beginning of Period	$10.42	$10.00

Income from Investment Operations:
Net investment income	0.04	0.02
Net realized and unrealized gain on investments	0.76	0.40

Total from investment operations	0.80	0.42

Net Asset Value, End of Period	$11.22	$10.42

Total Return [1]	7.68%[2]	4.20%[2]

Ratio of net expenses to average net assets	0.98%[3]	0.99%[3]
Ratio of net investment income to average net assets [1]	0.83%[3]	1.21%[3]
Portfolio turnover	73%[2]	26%[2]
Net assets at end of period (000’s omitted)	$5,041	$1,850

Ratios absent expense offsets: [4]
Ratio of total expenses to average net assets	3.71%[3]	17.71%[3]
Ratio of net investment loss to average net assets	(1.89)%[3]	(15.51)%[3]

*	Commencement of operations was December 21, 2006. (See Notes to Financial Statements.)

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1c of Notes to Financial Statements.)

[2]	Not annualized.

[3]	Annualized.

[4]

Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1c of Notes to Financial Statements.)

[5]	Rounds to less than $0.005 per share.

Managers AMG Funds

Notes to Financial Statements

August 31, 2007 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Systematic Value Fund (“Value”) and Systematic Mid Cap Value Fund (“Mid Cap Value”), collectively the “Funds.”

Effective February 28, 2006, two new classes were added to Value, Class A and Class C, in addition to the existing Institutional Class. Initial investments of $1,500 were made in each new class by Managers Investment Group LLC. Mid Cap Value commenced operations on December 21, 2006 with an initial investment of $1,500 in both Class A and Class C. Each class represents interest in the same assets of the Funds and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. All three classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class C shares and certain class A shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of a specific investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant cant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares and other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a “balance credit” agreement with The Bank of New York (“BNY”) whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to

Managers AMG Funds

Notes to Financial Statements (continued)

reduce the custody expense that would otherwise be charged to each Fund. For the six months ended August 31, 2007, the custodian expense was reduced as follows: Value - $30, Mid Cap - $0.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended August 31, 2007, overdraft fees for Value and Mid Cap Value equaled $0 and $11, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, PFPC, Inc., whereby earnings credits are used to offset banking charges. For the six months ended August 31, 2007, the transfer agent expense was reduced as follows: Value - $464, Mid Cap - $16.

Managers Investment Group LLC (the “Investment Manager”), an independently-managed subsidiary of Affiliated Managers Group, Inc. (“AMG”) and the Investment Manager for Value and Mid Cap Value, has contractually agreed, through July 1, 2008, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs and extraordinary expenses) of the Funds exceed the following amounts of the Funds’ average daily net assets:

Fund	Class A	Class C	Institutional Class
Systematic Value	1.15%	1.90%	0.90%
Systematic Mid Cap Value	1.24%	1.99%	0.99%

The Funds are obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Funds’ total operating expenses in any such future year to exceed that Fund’s respective expense cap. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Systematic from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At August 31, 2007, the cumulative amount of unreimbursed expenses for Value and Mid Cap Value was $174,451 and $112,493, respectively.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements and expense offsets such as brokerage recapture credits but includes non-reimburseable expenses such as interest and taxes, if any.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of August 31, 2007, the Funds had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on

Managers AMG Funds

Notes to Financial Statements (continued)

investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended August 31, 2007 (unaudited) and the fiscal year ended February 28, 2007, the capital stock transactions in the Funds by Class were:

	Value
	For the fiscal period ended August 31, 2007		For the fiscal year ended February 28, 2007
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	548,887	$7,112,614	4,383,578	$48,993,226
Reinvestment of dividends and distributions	—	—	81,252	971,775
Shares repurchased	(389,796)	(5,003,126)	(676,775)	(7,857,641)

Net Increase	159,091	$2,109,488	3,788,055	$42,107,360

Class C Shares
Sale of shares	89,437	$1,144,926	84,857	$998,751
Reinvestment of dividends and distributions	—	—	94	1,112
Shares repurchased	(4,983)	(64,377)	(152)	(1,859)

Net Increase	84,454	$1,080,549	84,799	$998,004

Institutional Class Shares
Sale of shares	151,520	$1,942,525	654,756	$7,385,687
Reinvestment of dividends and distributions	—	—	50,663	606,935
Shares repurchased	(246,183)	(3,114,012)	(231,595)	(2,676,526)

Net Increase	(94,663)	$(1,171,487)	473,824	$5,316,096

	Mid Cap Value
	For the fiscal period ended August 31, 2007		For the fiscal year ended February 28, 2007**
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	101,654	$1,136,758	1,810	$18,210
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(5,079)	(58,848)	(2)	(23)

Net Increase	96,575	$1,077,910	1,808	$18,187

Class C Shares
Sale of shares	15,205	$164,271	508	$5,230
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(398)	(4,310)	—	—

Net Increase	14,807	$159,961	508	$5,230

Institutional Class Shares
Sale of shares	274,913	$3,030,094	179,515	$1,803,527
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(3,234)	(35,572)	(1,944)	(20,087)

Net Increase	271,679	$2,994,522	177,571	$1,783,440

**	Commencement of operations was December 21, 2006.

Managers AMG Funds

Notes to Financial Statements (continued)

At August 31, 2007, certain shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Funds as follows: Value Class A - one owns 84%; Value Class C - one owns 89%; Value Institutional Class - three collectively own 55%; Mid Cap Value Class A - one owns 30%; Mid Cap Value Class C - two collectively own 52%; Mid Cap Value Institutional Class - two collectively own 57%; Transactions by these shareholders may have a material impact on their respective Funds.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an independently-managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. The Funds’ investment portfolios are managed by Systematic Financial Management, L.P. (“Systematic”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Systematic with respect to each of the Funds. AMG indirectly owns a majority interest in Systematic. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI. MDI serves as the principal underwriter for each fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of the Funds will continuously offered and will be sold by brokers, dealers, or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to an Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and advertising or sales literature.

Value and Mid Cap Value are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% and 0.75%, respectively, of the average daily net assets of the Fund. The Investment Manager, in turn, pays Systematic 0.70% and 0.75%, respectively, of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

Prior to July 1, 2007, the aggregate annual retainer paid to each Independent Trustee was $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. Effective July 1, 2007, the aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. (Prior to July 1, 2007, the Independent Chairman received an additional payment of $10,000 per year). The Chairman of the Audit Committee receives an additional payment of $5,000 per year. (Prior to July 1, 2007, the Chairman of the Audit Committee received an additional payment of $2,000 per year). The “Trustee fees and expenses” shown in the financial statements represent each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Effective February 28, 2006, Value adopted a distribution and service plan with respect to the Class A and Class C shares of the Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Effective December 21, 2006, Mid Cap Value also adopted the Plan.

Pursuant to the Plan, the Funds may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Funds’ shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% and 1.00% annually of each Fund’s average daily net assets attributable to Class A and Class C shares, respectively.

The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of the Funds for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Funds’ shares of that class owned by clients of such broker, dealer or financial intermediary.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended August 31, 2007, for Value were $46,867,368 and $46,025,267, respectively; and Mid Cap Value were $7,097,788 and $3,145,754, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

4.	Portfolio Securities Loaned

Each Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These earnings (after any rebates) are then divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

Managers AMG Funds

Notes to Financial Statements (continued)

6.	New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 (the “Interpretation”) (“FIN 48”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. FIN 48 will be effective for each Fund’s fiscal year ended February 28, 2007. Based on analysis computed to date, management does not believe the adoption of FIN 48 will result in any material impact to the Funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statements.

Annual Renewal of Investment Advisory Agreements (continued)

On June 8, 2007, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of Systematic Value Fund and Systematic Mid-Cap Value Fund (each a “Fund”) and the Subadvisory Agreements with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Funds’ other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to implement an expense limitation for each Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Sub-advisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement.

Performance.

With respect to the Systematic Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year and 3-year periods ended March 31, 2007 was above the median performance for the Peer Group and below and above, respectively, the performance of the Fund Benchmark, which is the Russell 1000 Value Index. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to the Systematic Mid-Cap Value Fund, which commenced operations on December 21, 2006, the Trustees noted that the performance history was too brief to warrant the drawing of any conclusions.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Subadvisor.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to each Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted the current asset level of the Funds and the impact on profitability of any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees

Annual Renewal of Investment Advisory Agreements (continued)

noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the cost of services to be provided by the Subadvisor under the Subadvisory Agreement and the profitability to the Subadvisor of its relationship with each Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for the Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of each Fund by the Subadvisor to be a material factor in their considerations at this time.

With respect to the Systematic Value Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2007 were lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through July 1, 2008 to limit the Fund’s net annual operating expenses to 0.90%, 1.15%, and 1.90% for Institutional Class Shares, Class A Shares, and Class C Shares, respectively. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subad-visor, the Fund’s performance, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to the Systematic Mid-Cap Value Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2007 were lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through July 1, 2008 to limit the Fund’s net annual operating expenses to 0.99%, 1.24%, and 1.99% for Institutional Class Shares, Class A Shares, and Class C Shares, respectively. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor and the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the interests of each Fund and its shareholders. Accordingly, on June 8, 2007, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for each Fund.

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Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, New Jersey 07666

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

For Managers Choice Only

Managers

c/o PFPC, Inc.

P.O. Box 61204

King of Prussia, Pennslyvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

MANAGERS AND MANAGERS AMG

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS

FIXED INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date: October 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: October 31, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: October 31, 2007